4. Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of year	$ 1,004,948	$ 1,083,286
Mortgage servicing rights capitalized	114,580	110,209
Mortgage servicing rights amortized	(179,951)	(188,547)
Balance at end of year	$ 939,577	$ 1,004,948